Restructuring Charges (Changes in Accrued Restructuring Charges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		¥ 50,917	¥ 45,760	¥ 38,404
Restructuring costs		36,527	90,689	75,570
Non-cash charges		(1,828)	(17,169)	(18,991)
Cash payments		(51,493)	(68,724)	(53,194)
Adjustments		143	361	3,971
Accrued restructuring charges, ending balance		34,266	50,917	45,760
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		36,721	31,844	32,729
Restructuring costs		27,401	53,261	41,820
Cash payments		(40,261)	(48,787)	(46,017)
Adjustments		(1,330)	403	3,312
Accrued restructuring charges, ending balance		22,531	36,721	31,844
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	1,828	17,169	18,991
Non-cash charges	[1]	(1,828)	(17,169)	(18,991)
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		14,196	13,916	5,675
Restructuring costs		7,298	20,259	14,759
Cash payments		(11,232)	(19,937)	(7,177)
Adjustments		1,473	(42)	659
Accrued restructuring charges, ending balance		¥ 11,735	¥ 14,196	¥ 13,916

[1]	Significant asset impairments excluded from restructuring charges are described in Note 13.